AST QMA US EQUITY ALPHA PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 121.9%
Common Stocks
Aerospace & Defense — 3.2%
Arconic, Inc.	101,500	$1,630,090
General Dynamics Corp.	17,200	2,275,732
Hexcel Corp.(u)	36,400	1,353,716
Huntington Ingalls Industries, Inc.(u)	8,200	1,494,122
Lockheed Martin Corp.(u)	7,200	2,440,440
Raytheon Co.(u)	3,300	432,795
United Technologies Corp.(u)	2,900	273,557
		9,900,452
Airlines — 0.5%
Copa Holdings SA (Panama) (Class A Stock)(u)	31,900	1,444,751
Auto Components — 0.3%
Adient PLC*(u)	116,600	1,057,562
Automobiles — 0.6%
General Motors Co.(u)	81,400	1,691,492
Banks — 3.4%
Bancorp, Inc. (The)*(u)	37,000	224,590
Bank of America Corp.	147,546	3,132,402
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)(u)	17,900	304,837
CIT Group, Inc.(u)	16,400	283,064
Citigroup, Inc.	64,440	2,714,213
JPMorgan Chase & Co.(u)	6,176	556,025
Midland States Bancorp, Inc.(u)	8,800	153,912
OFG Bancorp (Puerto Rico)(u)	37,800	422,604
Popular, Inc. (Puerto Rico)	45,400	1,589,000
Synovus Financial Corp.(u)	38,800	681,328
Wells Fargo & Co.(u)	14,400	413,280
		10,475,255
Beverages — 1.2%
Coca-Cola Co. (The)	32,100	1,420,425
Keurig Dr. Pepper, Inc.	66,900	1,623,663
Monster Beverage Corp.*(u)	3,400	191,284
PepsiCo, Inc.(u)	3,400	408,340
		3,643,712
Biotechnology — 5.4%
AbbVie, Inc.	38,700	2,948,553
Alexion Pharmaceuticals, Inc.*	21,300	1,912,527
Amgen, Inc.(u)	3,400	689,282
Biogen, Inc.*	7,400	2,341,212
Gilead Sciences, Inc.	27,300	2,040,948
Incyte Corp.*	25,200	1,845,396
Neurocrine Biosciences, Inc.*(u)	17,600	1,523,280
Vanda Pharmaceuticals, Inc.*(u)	73,500	761,460
Vertex Pharmaceuticals, Inc.*	10,000	2,379,500
		16,442,158
Building Products — 0.9%
American Woodmark Corp.*(u)	15,700	715,449
Johnson Controls International PLC(u)	8,400	226,464
Universal Forest Products, Inc.	45,500	1,692,145
		2,634,058
	Shares	Value
Common Stocks (continued)
Capital Markets — 3.3%
Affiliated Managers Group, Inc.(u)	10,800	$638,712
Ameriprise Financial, Inc.(u)	15,300	1,567,944
Brightsphere Investment Group, Inc.(u)	35,500	226,845
Donnelley Financial Solutions, Inc.*(u)	31,912	168,176
Evercore, Inc. (Class A Stock)(u)	32,000	1,473,920
Goldman Sachs Group, Inc. (The)(u)	7,700	1,190,343
LPL Financial Holdings, Inc.	31,300	1,703,659
Morgan Stanley	46,700	1,587,800
Stifel Financial Corp.	34,800	1,436,544
		9,993,943
Chemicals — 2.8%
Cabot Corp.(u)	29,600	773,152
Corteva, Inc.(u)	70,000	1,645,000
DuPont de Nemours, Inc.	50,000	1,705,000
Eastman Chemical Co.(u)	13,200	614,856
Huntsman Corp.	112,400	1,621,932
Linde PLC (United Kingdom)(u)	5,400	934,200
LyondellBasell Industries NV (Class A Stock)(u)	23,900	1,186,157
Orion Engineered Carbons SA (Luxembourg)(u)	25,800	192,468
		8,672,765
Commercial Services & Supplies — 0.7%
ACCO Brands Corp.(u)	35,400	178,770
Deluxe Corp.(u)	6,400	165,952
HNI Corp.(u)	40,800	1,027,752
Interface, Inc.(u)	55,300	418,068
SP Plus Corp.*(u)	13,300	275,975
		2,066,517
Communications Equipment — 0.6%
Cisco Systems, Inc.	44,800	1,761,088
Construction & Engineering — 0.5%
EMCOR Group, Inc.(u)	21,200	1,299,984
Northwest Pipe Co.*(u)	10,100	224,725
		1,524,709
Construction Materials — 0.1%
Forterra, Inc.*(u)	26,300	157,274
Consumer Finance — 1.2%
Capital One Financial Corp.(u)	33,200	1,673,944
Discover Financial Services(u)	24,400	870,348
OneMain Holdings, Inc.(u)	52,200	998,064
		3,542,356
Distributors — 0.5%
LKQ Corp.*	78,000	1,599,780
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc. (Class B Stock)*	15,500	2,833,865
Diversified Telecommunication Services — 2.7%
AT&T, Inc.(u)	137,200	3,999,380
CenturyLink, Inc.(u)	12,100	114,466
A1

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Verizon Communications, Inc.(u)	76,800	$4,126,464
		8,240,310
Electric Utilities — 1.3%
Exelon Corp.	59,800	2,201,238
NRG Energy, Inc.(u)	55,500	1,512,930
PG&E Corp.*(u)	24,900	223,851
		3,938,019
Electrical Equipment — 0.5%
Acuity Brands, Inc.(u)	2,200	188,452
Atkore International Group, Inc.*(u)	59,400	1,251,558
		1,440,010
Electronic Equipment, Instruments & Components — 1.8%
Avnet, Inc.(u)	12,800	321,280
Belden, Inc.(u)	22,300	804,584
Itron, Inc.*	30,800	1,719,564
Jabil, Inc.	55,500	1,364,190
Methode Electronics, Inc.(u)	15,100	399,093
PC Connection, Inc.(u)	11,700	482,157
ScanSource, Inc.*(u)	14,300	305,877
		5,396,745
Entertainment — 2.2%
Activision Blizzard, Inc.(u)	33,900	2,016,372
Electronic Arts, Inc.*	18,800	1,883,196
IMAX Corp.*(u)	58,000	524,900
Lions Gate Entertainment Corp. (Class B Stock)*(u)	127,200	709,776
Spotify Technology SA*	14,100	1,712,304
		6,846,548
Equity Real Estate Investment Trusts (REITs) — 2.9%
Apple Hospitality REIT, Inc.(u)	68,600	629,062
Brixmor Property Group, Inc.(u)	30,300	287,850
CatchMark Timber Trust, Inc. (Class A Stock)(u)	27,400	197,828
Columbia Property Trust, Inc.(u)	98,800	1,235,000
DiamondRock Hospitality Co.(u)	193,600	983,488
Franklin Street Properties Corp.(u)	37,200	213,156
Gaming & Leisure Properties, Inc.(u)	10,800	299,268
GEO Group, Inc. (The)(u)	81,250	988,000
Retail Properties of America, Inc. (Class A Stock)(u)	81,200	419,804
Ryman Hospitality Properties, Inc.(u)	28,800	1,032,480
Service Properties Trust(u)	67,700	365,580
SITE Centers Corp.(u)	108,100	563,201
Xenia Hotels & Resorts, Inc.(u)	149,800	1,542,940
		8,757,657
Food & Staples Retailing — 0.8%
Kroger Co. (The)(u)	21,500	647,580
Performance Food Group Co.*(u)	7,800	192,816
Walgreens Boots Alliance, Inc.(u)	33,600	1,537,200
		2,377,596
	Shares	Value
Common Stocks (continued)
Food Products — 3.0%
Archer-Daniels-Midland Co.(u)	47,400	$1,667,532
Bunge Ltd.	46,100	1,891,483
Conagra Brands, Inc.(u)	41,400	1,214,676
Kraft Heinz Co. (The)(u)	45,800	1,133,092
Pilgrim’s Pride Corp.*	86,100	1,560,132
Tyson Foods, Inc. (Class A Stock)	29,700	1,718,739
		9,185,654
Gas Utilities — 0.5%
UGI Corp.	62,500	1,666,875
Health Care Equipment & Supplies — 6.3%
Abbott Laboratories(u)	3,200	252,512
AngioDynamics, Inc.*(u)	65,200	680,036
Baxter International, Inc.	23,200	1,883,608
Danaher Corp.(u)	18,000	2,491,380
DENTSPLY SIRONA, Inc.	46,900	1,821,127
Edwards Lifesciences Corp.*	11,600	2,187,992
Hologic, Inc.*(u)	26,100	916,110
IDEXX Laboratories, Inc.*(u)	5,000	1,211,200
Intuitive Surgical, Inc.*(u)	4,300	2,129,403
Lantheus Holdings, Inc.*(u)	27,400	349,624
Medtronic PLC	34,000	3,066,120
Natus Medical, Inc.*(u)	24,300	562,059
Zimmer Biomet Holdings, Inc.(u)	16,900	1,708,252
		19,259,423
Health Care Providers & Services — 5.8%
Anthem, Inc.	11,000	2,497,440
Cigna Corp.	15,200	2,693,136
CVS Health Corp.	24,000	1,423,920
DaVita, Inc.*	24,400	1,855,864
HCA Healthcare, Inc.(u)	19,300	1,734,105
Humana, Inc.	6,400	2,009,728
UnitedHealth Group, Inc.	17,200	4,289,336
Universal Health Services, Inc. (Class B Stock)(u)	10,400	1,030,432
		17,533,961
Health Care Technology — 0.2%
Cerner Corp.(u)	5,400	340,146
NextGen Healthcare, Inc.*(u)	24,600	256,824
		596,970
Hotels, Restaurants & Leisure — 1.6%
Brinker International, Inc.(u)	34,300	411,943
Extended Stay America, Inc., UTS(u)	32,500	237,575
Hilton Grand Vacations, Inc.*(u)	40,500	638,685
Marriott International, Inc. (Class A Stock)(u)	20,500	1,533,605
Marriott Vacations Worldwide Corp.(u)	16,900	939,302
McDonald’s Corp.(u)	4,900	810,215
Norwegian Cruise Line Holdings Ltd.*(u)	31,400	344,144
		4,915,469
Household Durables — 1.0%
Cavco Industries, Inc.*(u)	6,600	956,604

A2

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
M/I Homes, Inc.*(u)	41,200	$681,036
Meritage Homes Corp.*(u)	10,900	397,959
Tempur Sealy International, Inc.*(u)	22,800	996,588
		3,032,187
Household Products — 1.6%
Colgate-Palmolive Co.(u)	18,900	1,254,204
Procter & Gamble Co. (The)	33,300	3,663,000
		4,917,204
Independent Power & Renewable Electricity Producers — 0.5%
Vistra Energy Corp.(u)	97,100	1,549,716
Industrial Conglomerates — 1.1%
General Electric Co.	333,200	2,645,608
Honeywell International, Inc.(u)	4,500	602,055
		3,247,663
Insurance — 3.3%
Allstate Corp. (The)	17,700	1,623,621
American Equity Investment Life Holding Co.	76,700	1,441,960
American Financial Group, Inc.(u)	3,700	259,296
American International Group, Inc.	63,900	1,549,575
Athene Holding Ltd. (Class A Stock)*(u)	60,100	1,491,682
Lincoln National Corp.(u)	56,400	1,484,448
MetLife, Inc.	70,000	2,139,900
		9,990,482
Interactive Media & Services — 5.3%
Alphabet, Inc. (Class A Stock)*(u)	4,700	5,461,165
Alphabet, Inc. (Class C Stock)*	3,337	3,880,297
Cars.com, Inc.*(u)	129,100	555,130
Facebook, Inc. (Class A Stock)*(u)	37,500	6,255,000
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*(u)	84,100	151,380
		16,302,972
Internet & Direct Marketing Retail — 3.1%
Amazon.com, Inc.*	3,100	6,044,132
Booking Holdings, Inc.*(u)	600	807,192
Qurate Retail, Inc. (Class A Stock)*(u)	132,200	807,081
Stamps.com, Inc.*	13,400	1,743,072
		9,401,477
IT Services — 6.2%
Accenture PLC (Class A Stock)(u)	16,400	2,677,464
Automatic Data Processing, Inc.(u)	15,800	2,159,544
Cognizant Technology Solutions Corp. (Class A Stock)	42,300	1,965,681
EPAM Systems, Inc.*(u)	1,700	315,622
Hackett Group, Inc. (The)(u)	42,200	536,784
International Business Machines Corp.(u)	2,200	244,046
KBR, Inc.(u)	59,100	1,222,188
Leidos Holdings, Inc.	23,000	2,107,950
PayPal Holdings, Inc.*(u)	10,800	1,033,992
Perspecta, Inc.	99,400	1,813,056
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
TTEC Holdings, Inc.(u)	21,600	$793,152
Virtusa Corp.*(u)	38,100	1,082,040
Visa, Inc. (Class A Stock)(u)	18,800	3,029,056
		18,980,575
Leisure Products — 0.7%
Brunswick Corp.(u)	42,800	1,513,836
Malibu Boats, Inc. (Class A Stock)*(u)	19,100	549,889
		2,063,725
Life Sciences Tools & Services — 1.6%
Charles River Laboratories International, Inc.*(u)	12,000	1,514,520
IQVIA Holdings, Inc.*	19,900	2,146,414
PRA Health Sciences, Inc.*(u)	14,000	1,162,560
		4,823,494
Machinery — 1.6%
Altra Industrial Motion Corp.(u)	32,500	568,425
Crane Co.(u)	13,400	659,012
Gates Industrial Corp. PLC*(u)	108,900	803,682
Mueller Industries, Inc.(u)	6,600	158,004
Oshkosh Corp.	32,300	2,077,859
Wabash National Corp.(u)	80,100	578,322
		4,845,304
Marine — 0.0%
Costamare, Inc. (Monaco)(u)	21,000	94,920
Media — 1.2%
Discovery, Inc. (Class C Stock)*(u)	75,800	1,329,532
Meredith Corp.(u)	73,300	895,726
ViacomCBS, Inc. (Class B Stock)(u)	105,472	1,477,663
		3,702,921
Metals & Mining — 0.3%
Steel Dynamics, Inc.(u)	40,800	919,632
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Colony Credit Real Estate, Inc.(u)	60,600	238,764
TPG RE Finance Trust, Inc.(u)	19,300	105,957
Western Asset Mortgage Capital Corp.(u)	46,100	105,569
		450,290
Multi-Utilities — 1.7%
Dominion Energy, Inc.(u)	5,700	411,483
MDU Resources Group, Inc.	71,200	1,530,800
Public Service Enterprise Group, Inc.(u)	38,200	1,715,562
Sempra Energy(u)	12,700	1,434,973
		5,092,818
Oil, Gas & Consumable Fuels — 2.3%
Diamondback Energy, Inc.	67,100	1,758,020
Kinder Morgan, Inc.(u)	127,900	1,780,368
Nordic American Tankers Ltd.(u)	125,000	566,250
ONEOK, Inc.(u)	6,300	137,403
Phillips 66(u)	4,500	241,425

A3

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
SM Energy Co.(u)	114,600	$139,812
Valero Energy Corp.	32,400	1,469,664
World Fuel Services Corp.(u)	31,900	803,242
		6,896,184
Personal Products — 0.4%
Coty, Inc. (Class A Stock)	230,200	1,187,832
Pharmaceuticals — 4.1%
Amneal Pharmaceuticals, Inc.*(u)	110,200	383,496
Bristol-Myers Squibb Co.	34,200	1,906,308
Horizon Therapeutics PLC*(u)	9,500	281,390
Jazz Pharmaceuticals PLC*(u)	2,700	269,298
Johnson & Johnson(u)	43,100	5,651,703
Merck & Co., Inc.(u)	49,700	3,823,918
Mylan NV*(u)	8,400	125,244
		12,441,357
Professional Services — 0.3%
Barrett Business Services, Inc.(u)	12,900	511,356
Kforce, Inc.(u)	21,500	549,755
		1,061,111
Real Estate Management & Development — 0.1%
Newmark Group, Inc. (Class A Stock)(u)	59,492	252,841
Road & Rail — 0.4%
Kansas City Southern(u)	9,500	1,208,210
Semiconductors & Semiconductor Equipment — 4.8%
Applied Materials, Inc.	46,800	2,144,376
Intel Corp.(u)	78,480	4,247,337
Lam Research Corp.(u)	7,600	1,824,000
NeoPhotonics Corp.*(u)	59,800	433,550
NVIDIA Corp.(u)	12,500	3,295,000
QUALCOMM, Inc.(u)	34,900	2,360,985
Skyworks Solutions, Inc.(u)	2,200	196,636
Ultra Clean Holdings, Inc.*(u)	17,400	240,120
		14,742,004
Software — 15.2%
ACI Worldwide, Inc.*(u)	12,200	294,630
Adobe, Inc.*(u)	10,300	3,277,872
American Software, Inc. (Class A Stock)(u)	9,000	127,890
Autodesk, Inc.*(u)	12,100	1,888,810
Cadence Design Systems, Inc.*(u)	5,100	336,804
CDK Global, Inc.(u)	44,400	1,458,540
ChannelAdvisor Corp.*(u)	14,900	108,174
CommVault Systems, Inc.*	46,600	1,886,368
Ebix, Inc.(u)	92,100	1,398,078
Fortinet, Inc.*	18,800	1,901,996
Intuit, Inc.	10,300	2,369,000
J2 Global, Inc.(u)	19,800	1,482,030
Manhattan Associates, Inc.*(u)	29,700	1,479,654
Microsoft Corp.(u)	100,300	15,818,313
MicroStrategy, Inc. (Class A Stock)*(u)	2,800	330,680
Nuance Communications, Inc.*	91,500	1,535,370
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
OneSpan, Inc.*(u)	19,500	$353,925
Oracle Corp.	54,000	2,609,820
Paycom Software, Inc.*(u)	7,700	1,555,477
Progress Software Corp.(u)	38,600	1,235,200
SPS Commerce, Inc.*(u)	11,000	511,610
SS&C Technologies Holdings, Inc.	43,900	1,923,698
Synopsys, Inc.*	15,500	1,996,245
Telenav, Inc.*(u)	26,300	113,616
Teradata Corp.*(u)	9,900	202,851
		46,196,651
Specialty Retail — 1.5%
Asbury Automotive Group, Inc.*	26,400	1,458,072
Best Buy Co., Inc.(u)	11,300	644,100
Group 1 Automotive, Inc.(u)	10,900	482,434
Lowe’s Cos., Inc.	15,800	1,359,590
Sonic Automotive, Inc. (Class A Stock)(u)	47,100	625,488
Zumiez, Inc.*(u)	7,400	128,168
		4,697,852
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.(u)	55,400	14,087,666
Xerox Holdings Corp.(u)	36,300	687,522
		14,775,188
Textiles, Apparel & Luxury Goods — 0.2%
Capri Holdings Ltd.*(u)	52,300	564,317
Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.(u)	110,300	700,405
Tobacco — 0.8%
Altria Group, Inc.	66,200	2,559,954
Trading Companies & Distributors — 1.2%
BMC Stock Holdings, Inc.*	82,900	1,469,817
Foundation Building Materials, Inc.*(u)	11,400	117,306
GMS, Inc.*(u)	94,200	1,481,766
Herc Holdings, Inc.*(u)	21,400	437,844
		3,506,733
Wireless Telecommunication Services — 0.6%
Telephone & Data Systems, Inc.(u)	63,100	1,057,556
United States Cellular Corp.*(u)	26,100	764,469
		1,822,025

Total Long-Term Investments (cost $418,954,137)		371,625,018
Short-Term Investments — 7.7%
Affiliated Mutual Fund — 6.2%
PGIM Core Ultra Short Bond Fund (cost $18,997,161)(w)	18,997,161	18,997,161

A4

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(k)(n) — 1.5%
U.S. Treasury Bills
0.048%	02/25/21	1,800	$1,797,943
0.269%	06/18/20	2,600	2,599,409

Total U.S. Treasury Obligations (cost $4,397,704)			4,397,352

Total Short-Term Investments (cost $23,394,865)			23,394,513

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—129.6% (cost $442,349,002)			395,019,531

	Shares
Securities Sold Short — (28.7)%
Common Stocks
Aerospace & Defense — (0.7)%
AeroVironment, Inc.*	16,300	(993,648)
Kratos Defense & Security Solutions, Inc.*	72,800	(1,007,552)
		(2,001,200)
Auto Components — (0.1)%
Dorman Products, Inc.*	5,200	(287,404)
Banks — (0.5)%
Cullen/Frost Bankers, Inc.	25,700	(1,433,803)
Biotechnology — (2.2)%
Agios Pharmaceuticals, Inc.*	16,500	(585,420)
Alector, Inc.*	33,800	(815,594)
Epizyme, Inc.*	58,900	(913,539)
Global Blood Therapeutics, Inc.*	11,900	(607,971)
Sarepta Therapeutics, Inc.*	33,100	(3,237,842)
Stemline Therapeutics, Inc.*	34,100	(165,044)
TG Therapeutics, Inc.*	34,900	(343,416)
Y-mAbs Therapeutics, Inc.*	6,500	(169,650)
		(6,838,476)
Capital Markets — (1.1)%
FactSet Research Systems, Inc.	7,900	(2,059,372)
Hamilton Lane, Inc. (Class A Stock)	21,300	(1,178,103)
		(3,237,475)
Chemicals — (0.6)%
American Vanguard Corp.	7,200	(104,112)
Quaker Chemical Corp.	12,500	(1,578,500)
		(1,682,612)
Commercial Services & Supplies — (1.0)%
Rollins, Inc.	15,200	(549,328)
Stericycle, Inc.*	49,900	(2,424,142)
		(2,973,470)
Construction & Engineering — (0.2)%
Dycom Industries, Inc.*	16,700	(428,355)
NV5 Global, Inc.*	6,200	(255,998)
		(684,353)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services — (0.2)%
Bandwidth, Inc. (Class A Stock)*	9,500	$(639,255)
Electrical Equipment — (0.2)%
Sunrun, Inc.*	57,300	(578,730)
Electronic Equipment, Instruments & Components — (0.8)%
II-VI, Inc.*	62,700	(1,786,950)
Napco Security Technologies, Inc.*	13,200	(200,244)
nLight, Inc.*	30,600	(320,994)
		(2,308,188)
Entertainment — (1.0)%
Roku, Inc.*	35,100	(3,070,548)
Food Products — (1.2)%
Cal-Maine Foods, Inc.	32,200	(1,416,156)
Freshpet, Inc.*	18,700	(1,194,369)
Simply Good Foods Co. (The)*	46,300	(891,738)
		(3,502,263)
Health Care Equipment & Supplies — (2.4)%
Cerus Corp.*	84,100	(391,065)
Glaukos Corp.*	22,300	(688,178)
iRhythm Technologies, Inc.*	20,100	(1,635,135)
Mesa Laboratories, Inc.	2,300	(520,007)
OrthoPediatrics Corp.*	9,000	(356,760)
Penumbra, Inc.*	17,400	(2,807,142)
Shockwave Medical, Inc.*	21,300	(706,734)
Tactile Systems Technology, Inc.*	4,900	(196,784)
		(7,301,805)
Health Care Providers & Services — (2.5)%
Addus HomeCare Corp.*	9,100	(615,160)
BioTelemetry, Inc.*	23,200	(893,432)
Guardant Health, Inc.*	49,900	(3,473,040)
Hanger, Inc.*	15,900	(247,722)
HealthEquity, Inc.*	43,900	(2,220,901)
US Physical Therapy, Inc.	3,200	(220,800)
		(7,671,055)
Health Care Technology — (0.4)%
Inspire Medical Systems, Inc.*	14,700	(886,116)
Vocera Communications, Inc.*	16,500	(350,460)
		(1,236,576)
Hotels, Restaurants & Leisure — (0.1)%
Wynn Resorts Ltd.	3,700	(222,703)
Household Durables — (0.1)%
Sonos, Inc.*	23,400	(198,432)
Independent Power & Renewable Electricity Producers — (0.1)%
Sunnova Energy International, Inc.*	27,400	(275,918)
Insurance — (1.0)%
eHealth, Inc.*	17,700	(2,492,514)
Kinsale Capital Group, Inc.	4,700	(491,291)
		(2,983,805)
Interactive Media & Services — (0.1)%
Cargurus, Inc.*	19,700	(373,118)
A5

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services — (1.8)%
LiveRamp Holdings, Inc.*	8,000	$(263,360)
MongoDB, Inc.*	22,200	(3,031,188)
Okta, Inc.*	18,000	(2,200,680)
		(5,495,228)
Life Sciences Tools & Services — (0.4)%
Codexis, Inc.*	46,900	(523,404)
NanoString Technologies, Inc.*	18,500	(444,925)
Pacific Biosciences of California, Inc.*	34,400	(105,264)
Quanterix Corp.*	14,600	(268,202)
		(1,341,795)
Machinery — (0.4)%
Lindsay Corp.	8,200	(750,956)
Xylem, Inc.	8,400	(547,092)
		(1,298,048)
Media — (0.6)%
Cardlytics, Inc.*	18,400	(643,264)
New York Times Co. (The) (Class A Stock)	40,800	(1,252,968)
		(1,896,232)
Mortgage Real Estate Investment Trusts (REITs) — (0.4)%
Blackstone Mortgage Trust, Inc. (Class A Stock)	71,300	(1,327,606)
Pharmaceuticals — (0.3)%
Recro Pharma, Inc.*	11,800	(96,406)
Theravance Biopharma, Inc.*	16,700	(385,937)
Zogenix, Inc.*	18,900	(467,397)
		(949,740)
Professional Services — (0.2)%
Forrester Research, Inc.*	3,500	(102,305)
Upwork, Inc.*	80,700	(520,515)
		(622,820)
Real Estate Management & Development — (0.2)%
Redfin Corp.*	48,800	(752,496)
Semiconductors & Semiconductor Equipment — (0.1)%
Impinj, Inc.*	15,700	(262,347)
Software — (6.0)%
8x8, Inc.*	56,400	(781,704)
Alteryx, Inc. (Class A Stock)*	28,900	(2,750,413)
Appfolio, Inc. (Class A Stock)*	9,700	(1,076,215)
Benefitfocus, Inc.*	12,300	(109,593)
Coupa Software, Inc.*	23,100	(3,227,763)
Everbridge, Inc.*	17,900	(1,903,844)
ForeScout Technologies, Inc.*	6,600	(208,494)
Medallia, Inc.*	67,300	(1,348,692)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
PROS Holdings, Inc.*	17,600	$(546,128)
Q2 Holdings, Inc.*	24,800	(1,464,688)
SailPoint Technologies Holding, Inc.*	29,700	(452,034)
Smartsheet, Inc. (Class A Stock)*	58,700	(2,436,637)
Varonis Systems, Inc.*	21,700	(1,381,639)
Yext, Inc.*	59,000	(601,210)
		(18,289,054)
Specialty Retail — (0.2)%
Five Below, Inc.*	8,800	(619,344)
Monro, Inc.	2,400	(105,144)
		(724,488)
Technology Hardware, Storage & Peripherals — (0.8)%
Pure Storage, Inc. (Class A Stock)*	200,800	(2,469,840)
Trading Companies & Distributors — (0.7)%
SiteOne Landscape Supply, Inc.*	30,200	(2,223,324)
Wireless Telecommunication Services — (0.1)%
Boingo Wireless, Inc.*	32,300	(342,703)

Total Securities Sold Short (proceeds received $92,578,984)		(87,496,910)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—100.9% (cost $349,770,018)		307,522,621

Liabilities in excess of other assets(z) — (0.9)%		(2,819,336)

Net Assets — 100.0%		$304,703,285

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
USD	US Dollar

REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
UTS	Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A6

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
120	S&P 500 E-Mini Index	Jun. 2020	$15,418,200	$185,751
9	S&P Mid Cap 400 E-Mini Index	Jun. 2020	1,294,020	181,774
				$367,525
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7